Business combination	12 Months Ended
Dec. 31, 2023
Business combination
Business combination

29Business combination

(a)	Shenzhen Miaoyan Aesthetic Medical Clinic

On 30 May 2022, the Group acquired 100% of the share capital of Shenzhen Miaoyan Aesthetic Medical Clinic, an aesthetic medical treatment provider operating in the PRC at the cash consideration for RMB 1,000,000 and obtained control, which was then divested in the fourth quarter of 2022 due to its underperformance.

The goodwill of RMB778,698 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Property, plant and equipment	2,832
Prepayments	430
Inventories	348
Trade and other receivables	109
Cash and cash equivalents	119
Trade payables and other payables	(3,617)
Net identifiable assets acquired	221
Add: goodwill (Note 15)	779
Net assets acquired	1,000

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(1,000)
Other payables	300
Cash and cash equivalents	119
Net outflow of cash and cash equivalents included in cash flows from investing activities	(581)

Acquisition-related costs have been charged to general and administrative expenses in the consolidated statement of comprehensive income for the year ended 31 December 2022.

For the year ended 31 December 2022, the revenue included in consolidated statement of the comprehensive income since 30 May 2022 contributed by Shenzhen Miaoyan Aesthetic Medical Clinic was approximately RMB1,113,000. Shenzhen Miaoyan Aesthetic Medical Clinic also contributed loss of approximately RMB1,223,000 over the same period, and de-registrated on 13 December 2022.

The following table sets out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2022:

2022
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	1,113
Loss after tax	(1,223)